[The American Funds Group(r)]

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
The Tax-Exempt Money Fund of America

Semi-Annual Report
for the six months ended March 31, 2000

[cover illustration:  three different colored eggs in a bird's nest]

The Cash Management Trust of America

The Cash Management Trust of America(r) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality, short-term money market instruments.

The U.S. Treasury Money Fund of America

The U.S. Treasury Money Fund of America(sm) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The Tax-Exempt Money Fund of America

The Tax-Exempt Money Fund of America(sm) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

These are three of the 29 funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

For current yields, please call American FundsLine,(r) toll-free, at 800/325-3590; press 1 for yield information.

Figures shown are past results and are not predictive of future results. Investment returns will vary. Although the funds attempt to maintain a constant net asset value of $1.00 per share, there can be no guarantee that they will be able to do so. Therefore, you may lose money. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.


Fellow Shareholders:

[image of leaves]

The six-month period ended March 31, 2000, was marked by a combination of strong economic growth, rising interest rates and surprisingly moderate inflation. This environment helped your funds provide solid returns that outpaced the rate of increase in the Consumer Price Index by a wide margin - taking into account the taxable equivalent return in the case of The Tax-Exempt Money Fund of America.

The Cash Management Trust of America generated an income return of 2.62% (5.24% annualized) with dividends reinvested.

The U.S. Treasury Money Fund of America provided an income return of 2.28% (4.56% annualized) with dividends reinvested. This income is exempt from state and local income taxes in most states.

The Tax-Exempt Money Fund of America gave investors a federally tax-free income return of 1.46% (2.92% annualized) including reinvested dividends. This is equal to a 4.83% return at an annualized rate for investors in the 39.6% federal tax bracket.


SEVEN-DAY ANNUALIZED RATES/1/ AND THE CONSUMER PRICE INDEX
For the months ended March 31, 1996 - March 31, 2000
[begin mountain chart]

                 Cash Management       U.S. Treasury      Tax-Exempt         Tax-Exempt             Consumer
                 Trust                 Money Fund         Money Fund         Money Fund             Price
                                                                             (Taxable Equiv-        Index
                                                                              alent yield)
Mar - 96         4.77                  4.41               2.67               4.42                   2.84

Apr              4.89                  4.53               2.89               4.78                   2.90

May              4.79                  4.39               2.93               4.85                   2.89

Jun              4.77                  4.47               2.80               4.64                   2.75

Jul              4.80                  4.53               2.80               4.64                   2.95

Aug              4.76                  4.53               2.82               4.67                   2.88

Sep - 96         4.82                  4.57               2.93               4.85                   3.00

Oct              4.75                  4.50               2.81               4.65                   2.99

Nov              4.72                  4.44               2.88               4.77                   3.26

Dec              4.87                  4.38               3.03               5.02                   3.32

Jan              4.77                  4.39               2.80               4.64                   3.04

Feb              4.63                  4.40               2.75               4.55                   3.03

Mar              4.85                  4.69               2.74               4.54                   2.76

Apr              5.06                  4.86               3.11               5.15                   2.50

May              5.11                  4.87               3.09               5.12                   2.23

Jun              5.13                  4.76               3.13               5.18                   2.30

Jul              5.05                  4.78               3.04               5.03                   2.23

Aug              5.04                  4.67               2.93               4.85                   2.23

Sep - 97         5.07                  4.45               3.11               5.15                   2.15

Oct              5.03                  4.62               3.08               5.10                   2.08

Nov              4.91                  4.66               3.11               5.15                   1.83

Dec              5.36                  4.70               3.20               5.30                   1.70

Jan              5.03                  4.39               2.94               4.87                   1.57

Feb              4.95                  4.43               2.76               4.57                   1.44

Mar              5.03                  4.57               2.92               4.83                   1.37

Apr              4.84                  4.35               3.06               5.07                   1.44

May              5.05                  4.48               2.85               4.72                   1.69

Jun              5.09                  4.38               2.93               4.85                   1.68

Jul              4.97                  4.43               2.90               4.80                   1.68

Aug              4.94                  4.38               2.80               4.64                   1.62

Sep - 98         4.99                  4.35               2.88               4.77                   1.49

Oct              4.74                  3.81               2.55               4.22                   1.49

Nov              4.49                  3.72               2.48               4.11                   1.55

Dec              4.73                  3.89               2.62               4.34                   1.61

Jan              4.47                  3.80               2.22               3.68                   1.67

Feb              4.34                  3.83               2.22               3.68                   1.61

Mar              4.23                  3.83               2.29               3.79                   1.73

Apr              4.26                  3.75               2.53               4.19                   2.28

May              4.34                  3.82               2.55               4.22                   2.09

Jun              4.35                  3.79               2.60               4.30                   1.96

Jul              4.57                  4.00               2.52               4.17                   2.14

Aug              4.75                  4.24               2.64               4.37                   2.26

Sep - 99         4.61                  4.32               2.94               4.80                   2.63

Oct              4.95                  4.11               2.86               4.74                   2.56

Nov              5.00                  4.49               3.02               5.00                   2.62

Dec              5.32                  4.47               3.42               5.66                   2.68

Jan - 2000       5.37                  4.58               2.71               4.49                   2.68

Feb              5.20                  4.48               2.71               4.49                   3.16

Mar              5.46                  5.08               2.92               4.83                   3.70


[end chart]


Your funds' seven-day yields as of March 31, 2000, were as follows:

Cash Management Trust                   +5.46%

U.S. Treasury Money Fund                +5.08%

Tax-Exempt Money Fund                   +2.92%


(1)Equivalent to Securities and Exchange Commission yield.

(2)Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates indicated in the chart.

(3)Represents the fund's taxable equivalent yield calculated at the maximum 39.6% federal tax rate.

[image of leaves]

Surging economic growth and mild inflation

The expansion of the U.S. economy over the course of the six-month reporting period continued at an extraordinary rate. Annualized growth for the fourth quarter of 1999 hit 7.3%, the fastest pace in more than 15 years. At the end of March, the U.S. economy had registered a record 108th consecutive month of growth and experienced an annualized growth rate in the March quarter of 5.4%. Such unwavering economic activity over such a prolonged period usually leads to a significant increase in inflation rates. Remarkably, however, this has not yet been the case: Inflation, as measured by the Consumer Price Index, rose just under 2.00% during the six months. Helping to keep prices in check were rising productivity rates in the U.S., which have allowed businesses to absorb cost increases without price hikes. Intense competition from economies around the world also has restrained price increases.

Short-term yields on the rise

In February, Federal Reserve Board Chairman Alan Greenspan suggested that not even continued productivity gains could deflect the need for further interest rate increases. Indeed, during the period wage pressures intensified and the cost of oil and other raw materials rose sharply. In a pre-emptive move to help let some steam out of a possibly overheated economy, the central bank began pushing up the federal funds rate (the rate banks charge each other for overnight loans) by 0.25% in June and August and again in November. Two additional rate hikes in February and March then brought the rate to 6.00%.

The rise in short-term interest rates over the past six-month period helped boost the yield of each of the three money market funds.

A haven for your investment

In recent months, financial markets have become increasingly volatile. An extreme example of this occurred on April 4, shortly after the reporting period, when the stock market, as measured by the Dow Jones Industrial Average and NASDAQ, moved 4.17% and 13.70%, respectively, in both directions in a single day. Understandably, wild swings such as that are hard on the nervous system.

Added to a portfolio that includes stock and bond funds, your money market fund can provide a reasonable return while serving as a quiet harbor for cash you may need soon or wish to have available for future investments. The funds offer check writing privileges and access to your account 24 hours a day through American FundsLine (800/325-3590) and the American Funds Web site (www.americanfunds.com).

Thank you for selecting an American Funds money market fund for your investment portfolio. Our approach to managing these funds is to pay close attention to maintaining liquidity and minimizing risk - objectives we believe you share with us. We look forward to reporting to you again in six months.

Sincerely,

/s/ Paul G. Haaga, Jr.         /s/ Abner D. Goldstine
Paul G. Haaga, Jr.             Abner D. Goldstine
Chairman of the Board          President

May 15, 2000

[image of leaves]


The Cash Management Trust of America
Investment Portfolio, March 31, 2000                                                                 Unaudited


                                                                                      Principal         Market
                                                                          Yield at       Amount          Value
                                                                       Acquisition         (000)            -
------------------------------                                            --------     --------        --------
Certificates of Deposit  -  0.72%
Canadian Imperial Bank of Commerce
  May 30, 2000                                                                 0.06       40,000         40,000
                                                                                                       --------
Total Certificates of Deposit                                                                            40,000
                                                                                                       --------

Commercial Paper  -  70.98%
Abbott Laboratories
  April 26, 2000                                                               6.03       30,000         29,870
A.I Credit Corp
  April 28, 2000                                                               5.89        25000         24,886
  May 02, 2000                                                                 5.90       25,000         24,870
Alcoa Inc.
  April 06, 2000                                                               5.84       20,000         19,981
  May 05, 2000                                                                 5.95       25,000         24,857
American Express Credit Corp.
  April 04, 2000                                                               5.86       50,000         49,968
American General Finance Corp.
  April 10, 2000                                                               5.86       20,000         19,968
  April 11, 2000                                                               5.94       40,000         39,928
American Honda Finance Corp.
  May 22, 2000                                                                 6.10       60,000         59,476
ANZ (Delaware) Inc.
  April 07, 2000                                                               5.86       25,000         24,972
ARCO British Ltd.
  April 17, 2000 (1)                                                           5.92       30,000         29,917
  April 18, 2000 (1)                                                           6.06       30,000         29,910
Asset Securitization Cooperative Corp.
  April 05, 2000 (1)                                                           5.90       30,000         29,976
  April 17, 2000 (1)                                                           5.93       47,000         46,870
Associates Corp. of North America
  May 11, 2000                                                                 6.09       30,000         29,794
  May 12, 2000                                                                 6.08       50,000         49,648
AT&T Corp.
  April 03, 2000                                                               5.86       27,300         27,287
  April 06, 2000                                                               5.94       30,000         29,971
Barclays U.S. Funding Corp.
  April 14, 2000                                                               5.84       50,000         49,887
Bell Atlantic Financial Services, Inc.
  April 25, 2000                                                               5.90       25,000         24,898
  May 25, 2000                                                                 6.11       25,000         24,769
BellSouth Telecommunications, Inc.
  May 10, 2000 (1)                                                             6.06       70,000         69,539
BMW US Capital Corp.
  April 28, 2000                                                               6.18       40,000         39,814
  May 22, 2000                                                                 6.09       20,000         19,826
Campbell Soup Co.
  April 24, 2000                                                               5.88       60,000         59,767
CDC Commericial Paper Corp.
  April 14, 2000 (1)                                                           5.93       50,000         49,885
  April 20, 2000 (1)                                                           5.99       50,000         49,834
Chevron U.K. Investment PLC
  May 12, 2000                                                                 6.05       25,000         24,825
Ciesco LP
  April 13, 2000                                                               5.89       45,000         44,905
CIT Group, Inc.
  May 08, 2000                                                                 6.11       60,000         59,622
Coca-Cola Co.
  April 10, 2000                                                               5.95       37,000         36,940
  April 26, 2000                                                               5.97       30,000         29,871
  May 24, 2000                                                                 6.09       50,000         49,548
Corporate Asset Funding Co. Inc.
  April 03, 2000 (1)                                                           5.89       25,000         24,988
  April 06, 2000 (1)                                                           5.86       25,000         24,976
Den Danske Corp Inc.
  April 05, 2000                                                               5.85       50,000         49,960
Dresdner U.S. Finance Inc.
  April 18, 2000                                                               6.02       50,000         49,850
Duke Energy Corp.
  April 04, 2000                                                               5.85       25,000         24,984
  April 13, 2000                                                               5.83       26,000         25,946
  April 14, 2000                                                               5.86       19,300         19,256
E.I. du Pont de Nemours and Co.
  April 06, 2000                                                               5.86       10,700         10,690
  April 12, 2000                                                               5.86       50,000         49,903
  May 11, 2000                                                                 6.05       35,000         34,761
Eksportfinans ASA
  May 26, 2000                                                                 6.07       50,000         49,533
Electricite de France
  April 05, 2000                                                               5.85       25,000         24,980
Emerson Electric Co.
  April 03, 2000 (1)                                                           5.86       40,000         39,981
Export Development Corp.
  April 05, 2000                                                               5.85       25,000         24,980
Ford Motor Credit Co.
  April 20, 2000                                                               5.89       35,000         34,887
  April 28, 2000                                                               6.06       38,000         37,824
Fortune Brands Inc.
  April 17, 2000                                                               5.88       20,000         19,945
  April 26, 2000                                                               5.90       20,000         19,915
France Telecom SA
  April 17, 2000 (1)                                                           6.03       50,000         49,860
  May 03, 2000 (1)                                                             6.05       25,000         24,862
General Electric Capital Corp.
  April 07, 2000                                                               5.86       50,000         49,944
  April 12, 2000                                                               5.90       50,000         49,902
  May 08, 2000                                                                 6.10       25,000         24,840
General Motors Acceptance Corp.
  April 10, 2000                                                               5.89       35,000         34,943
  April 18, 2000                                                               5.90       15,000         14,956
  April 26, 2000                                                               6.00       25,000         24,892
Gillette Co.
  May 03, 2000 (1)                                                             6.06       65,000         64,641
Glaxo Wellcome PLC
  April 07, 2000 (1)                                                           5.86       19,100         19,078
Halifax Group PLC
  May 09, 2000                                                                 5.97       50,000         49,680
H.J. Heinz Co.
  April 17, 2000                                                               5.88       43,800         43,679
  April 24, 2000                                                               5.92       40,000         39,843
Household Finance Corp.
  May 04, 2000                                                                 6.04      100,000         99,426
IBM Credit Corp.
  May 11, 2000                                                                 6.01       50,000         49,661
International Lease Finance Corp.
  April 14, 2000                                                               5.92       45,000         44,898
KfW International Finance Inc.
  May 05, 2000                                                                 5.91       50,000         49,716
Lucent Technologies Inc.
  May 08, 2000                                                                 5.94       50,000         49,690
Marsh USA Inc.
  April 11, 2000                                                               5.88       25,000         24,955
Merck & Co. Inc.
  April 27, 2000                                                               6.01       50,000         49,776
  April 28, 2000                                                               6.01       50,000         49,768
Monsanto Co.
  April 13, 2000                                                               5.91       20,000         19,958
  May 02, 2000                                                                 5.93       20,000         19,896
Motiva Enterprises LLC
  May 17, 2000                                                                 6.22       25,000         24,803
  May 18, 2000                                                                 6.08       40,000         39,679
Motorola Credit Corp.
  April 27, 2000                                                               5.89       25,000         24,891
  May 05, 2000                                                                 6.07       50,000         49,707
National Australia Funding (Delaware) Inc.
  April 17, 2000                                                               5.99       50,000         49,859
National Rural Utilities
Cooperative Finance Corp.
  April 10, 2000                                                               5.87       25,000         24,959
  April 13, 2000                                                               5.87       40,000         39,916
Park Avenue Receivables Corp.
  April 07, 2000 (1)                                                           5.90       60,000         59,932
  April 13, 2000 (1)                                                           5.93       30,000         29,936
Pfizer Inc
  April 11, 2000 (1)                                                           5.85       64,000         63,886
Preferred Receivables Funding Corp.
  April 10, 2000 (1)                                                           5.90       45,000         44,927
  April 18, 2000 (1)                                                           5.91        8,800          8,774
Procter & Gamble Co.
  April 26, 2000                                                               6.02       40,000         39,827
  May 01, 2000                                                                 6.00       30,000         29,846
Rio Tinto America Inc.
  April 13, 2000 (1)                                                           5.87       25,000         24,947
SBC Communications Inc.
  April 24, 2000 (1)                                                           5.91       35,000         34,863
  April 25, 2000 (1)                                                           6.03       35,000         34,854
  May 25, 2000 (1)                                                             6.22       25,000         24,769
Societe Generale N.A. Inc.
  May 01, 2000                                                                 6.10       81,500         81,084
Svenska Handelsbanken Inc.
  April 14, 2000                                                               5.98       50,000         49,884
Texaco Inc.
  April 07, 2000                                                               5.84       30,000         29,966
TotalFina S.A.
  April 14, 2000 (1)                                                           6.07       60,000         59,862
Toyota Motor Credit Corp.
  May 01, 2000 (1)                                                             6.05       50,000         49,745
UBS Finance (Delaware) Inc.
  April 06, 2000                                                               5.88       40,500         40,461
USAA Capital Corp.
  May 16, 2000                                                                 6.05       25,000         24,809
  May 17, 2000                                                                 6.09       30,000         29,764
Wal-Mart Stores, Inc.
  April 11, 2000 (1)                                                           5.91       50,000         49,910
  April 19, 2000 (1)                                                           5.88       50,000         49,846
Warner-Lambert Co.
  May 16, 2000 (1)                                                             6.06       75,000         74,425
                                                                                                       --------
Total Commercial Paper                                                                                3,932,433
                                                                                                       --------


Federal Agency Discount Notes  -  27.95%
Fannie Mae
  April 03, 2000                                                               5.77       37,000         36,982
  April 06, 2000                                                               5.77       11,000         10,990
  April 20, 2000                                                               5.77       40,000         39,873
  April 27, 2000                                                               5.80       40,000         39,827
  May 04, 2000                                                                 5.88       33,500         33,316
Federal Home Loan Banks
  April 12, 2000                                                               5.86       65,000         64,875
  April 19, 2000                                                               5.95      150,000        149,543
  May 03, 2000                                                                 5.86       75,000         74,613
  May 05, 2000                                                                 5.88       25,000         24,858
  May 19, 2000                                                                 5.98       20,000         19,839
  May 26, 2000                                                                 6.06       15,000         14,860
Freddie Mac
  April 04, 2000                                                               5.76      100,000         99,936
  April 10, 2000                                                               5.80       70,000         69,888
  April 11, 2000                                                               5.93       70,000         69,876
  April 18, 2000                                                               5.97      150,000        149,563
  April 25, 2000                                                               6.03      150,000        149,395
  May 02, 2000                                                                 5.88      150,000        149,232
  May 09, 2000                                                                 5.93       50,000         49,681
  May 16, 2000                                                                 5.96       30,000         29,773
  May 23, 2000                                                                 6.03       95,000         94,164
Sallie Mae
  April 20, 2000 (2)                                                           6.55       50,000         50,015
  May 18, 2000 (2)                                                             6.49       25,637         25,646
  July 20, 2000 (2)                                                            6.26       25,000         25,005
Tennessee Valley Authority
  April 03, 2000                                                               5.74       50,000         49,976
  April 04, 2000                                                               5.74       27,000         26,983
                                                                                                       --------
Total Federal Agency Discount Notes                                                                   1,548,709
                                                                                                       --------
U.S. Treasury Securities  -  0.90%
 U. S. Treasury Bills
  April 20, 2000                                                               6.01       50,000         49,834
                                                                                                       --------
Total U.S Treasury Securities                                                                            49,834
                                                                                                       --------

Total Investment Securities
  (cost: $5,570,940,000)                                                                              5,570,976
Excess of payables over cash and receivables                                                            (30,482)
                                                                                                       --------
NET ASSETS                                                                                            5,540,494
                                                                                                      ========

(1) Restricted securities that can be resold only to institutional investors. In practice, these securities are as liquid as unrestricted securities in the portfolio.

(2) Coupon rate changes weekly; desription of issue and yield at acquisition reflect current coupon rate.

See Notes to Financial Statements


THE CASH MANAGEMENT TRUST OF AMERICA
FINANCIAL STATEMENTS

-----------------------------                                               --------              --------
STATEMENT OF ASSETS AND LIABILITIES                                                              Unaudited
at March 31,2000                                                         (dollars in            thousands)
-----------------------------                                               --------              --------
Assets:
Investment securities at market
 (Cost:  $5,570,940)                                                                            $5,570,976
Cash                                                                                                 2,394
Receivables for--
 Sales of fund's shares                                                      $56,444
 Accrued interest                                                              2,258
 Other                                                                            77                58,779
                                                                            --------              --------
                                                                                                 5,632,149
Liabilities:
Payables for--
 Repurchases of fund's shares                                                 88,596
 Dividends payable                                                             1,697
 Management services                                                           1,362                91,655
                                                                            --------              --------
 Net Assets at March 31, 2000
 (unlimited shares authorized)                                                                  $5,540,494
                                                                                                  ========
Class A shares, Equivalent to $1.00 per share
 Net assets                                                                                     $5,540,489
 Shares outstanding                                                                          5,540,416,028
Class B shares, Equivalent to $1.00 per share
 Net assets                                                                                             $5
 Shares outstanding                                                                                  5,322



STATEMENT OF OPERATIONS                                                                          Unaudited
for the six months ended March 31,2000                                   (dollars in            thousands)
-----------------------------                                               --------              --------
Investment Income:
Income:
 Interest                                                                                         $168,588

Expenses:
 Management services fee                                                      $8,259
 Distribution expenses- Class A                                                2,234
 Distribution expenses- Class B                                                    1
 Transfer agent fee- Class A                                                   4,633
 Transfer agent fee- Class B                                                     -
 Reports to shareholders                                                         144
 Registration statement and prospectus                                           621
 Postage, stationery and supplies                                              1,364
 Trustees' fees                                                                   28
 Auditing and legal fees                                                          37
 Custodian fee                                                                   166
 Taxes other than federal income tax                                              61                17,548
                                                                            --------              --------
 Net investment income                                                                             151,040
                                                                                                  --------

Increase in Unrealized Appreciation
 on Investments:
Net unrealized appreciation
 on investments:
 Beginning of period                                                              32
 End of period                                                                    36
  Net increase in unrealized appreciation                                   --------
   on investments                                                                                        4
                                                                                                  --------
Net Increase in Net Assets
 Resulting from operations                                                                        $151,044
                                                                                                  ========



STATEMENT OF CHANGES IN NET ASSETS                                       (dollars in            thousands)
-----------------------------                                               --------              --------
                                                                          Six months
                                                                               Ended            Year Ended
                                                                         3/31/2000 *              9/30/1999
                                                                            --------              --------
Operations:
Net investment income                                                       $151,040              $231,655
Net increase in unrealized appreciation
 on investments                                                                    4                    16
                                                                            --------              --------
 Net increase in net assets
  resulting from operations                                                  151,044               231,671
                                                                            --------              --------
Dividends Paid to Shareholders:
Class A                                                                     (151,004)             (231,656)
Class B                                                                           (0)                    0
                                                                            --------              --------
 Total dividends paid to shareholders                                       (151,004)             (231,656)
                                                                            --------              --------
Capital Share Transactions:
Proceeds from shares sold                                                  8,374,142            14,382,799
Proceeds from shares issued in reinvestment                                  138,528               215,273
 of net investment income dividends
Cost of shares repurchased                                                (8,835,266)          (13,338,942)
                                                                            --------              --------
 Net (decrease) increase in net assets resulting
  from capital share transactions                                           (322,596)            1,259,130
                                                                            --------              --------
Total (Decrease) Increase in Net Assets                                     (322,556)            1,259,145

Net Assets:
Beginning of period                                                        5,863,050             4,603,905
                                                                            --------              --------
End of period                                                             $5,540,494            $5,863,050
                                                                            ========              ========


*Unaudited

See Notes to Financial Statements


                      The Cash Management Trust of America
 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments. THE FUND OFFERS CLASS A AND CLASS B SHARES. A CONTINGENT DEFERRED SALES CHARGE APPLIES TO CLASS B SHARES, WHICH DECLINES FROM 5% TO ZERO DEPENDING ON THE LENGTH OF TIME THE SHARES ARE HELD, AND INCLUDE A HIGHER DISTRIBUTION FEE THAN CLASS A SHARES. CLASS B SHARES ARE AUTOMATICALLY CONVERTED TO CLASS A SHARES AFTER EIGHT YEARS FROM THE DATE OF PURCHASE. HOLDERS OF BOTH CLASSES OF SHARES HAVE EQUAL PRO-RATA RIGHTS TO ASSETS AND IDENTICAL VOTING, DIVIDEND, LIQUIDATION AND OTHER RIGHTS, EXCEPT THAT EACH CLASS BEARS DIFFERENT DISTRIBUTION AND TRANSFER AGENT EXPENSES, AND EACH CLASS SHALL HAVE EXCLUSIVE RIGHTS TO VOTE ON MATTERS AFFECTING ONLY THEIR CLASS.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

COMMON EXPENSES - INCOME, EXPENSES (OTHER THAN CLASS SPECIFIC EXPENSES) AND REALIZED AND UNREALIZED GAINS AND LOSSES ARE PRORATED BETWEEN THE CLASSES BASED ON THE RELATIVE NET ASSETS OF EACH CLASS. DISTRIBUTION AND TRANSFER AGENT FEES, AND OTHER CLASS SPECIFIC EXPENSES, IF ANY, ARE CALCULATED DAILY AT THE CLASS LEVEL BASED ON THE RELATIVE DAILY NET ASSETS OF EACH CLASS AND THE SPECIFIC EXPENSE RATE APPLICABLE TO EACH CLASS.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

  As of March 31, 2000, net unrealized appreciation on investments for book and federal income tax purposes aggregated $36,000, of which $51,000 related to appreciated securities and $15,000 related to depreciated securities. The cost of portfolio securities for book and federal income tax purposes was $5,571,000 at March 31, 20.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $8,259,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.32% of the first $1 billion of average net assets; 0.29% of such assets in excess of $1 billion but not exceeding $2 billion; and 0.27% of such assets in excess of $2 billion.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution FOR CLASS A SHARES, with American Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of CLASS A average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. PURSUANT TO A PLAN OF DISTRIBUTION FOR CLASS B SHARES, THE FUND MAY EXPEND UP TO 0.90% OF CLASS B AVERAGE DAILY NET ASSETS ANNUALLY TO COMPENSATE DEALERS FOR THEIR SELLING AND SERVICING EFFORTS. DURING THE SIX MONTHS ENDED MARCH 31, 2000, DISTRIBUTION EXPENSES UNDER THE PLANS OF DISTRIBUTION FOR CLASS A AND CLASS B WERE $2,234,000 AND $1,000. AS OF MARCH 31, 2000, ACCRUED AND UNPAID DISTRIBUTION EXPENSES WERE $324,000 AND $0.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,633,000.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993) net of any payments to Trustees, were $28,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
The fund made purchases and sales of investment securities, including maturities, of $24,149,947,000 and $24,494,544,000, respectively, during the six months ended March 31, 2000.

Capital share transactions in the fund were as follows:

                                                                    Six Months                                 Year Ended
                                                               Ended 3/31/2000                                   9/30/1999
                                           Amount (000)                 Shares       Amount (000)                  Shares
Class A Shares:
  Sold                                       $8,374,137          8,374,136,662        $14,382,799          14,382,799,048
  Reinvestment of dividends
  and distributions                             138,528            138,527,871            215,273             215,272,362
  Repurchased                                (8,835,266)        (8,835,265,755)       (13,338,942)        (13,338,941,818)
   Net (decrease)
   increase in Class A                         (322,601)          (322,601,222)         1,259,130           1,259,129,592
Class B Shares:                                                                                 -                       -
  Sold                                                5                  5,318                  -                       -
  Reinvestment of dividends
  and distributions                                 -                        4                  -                       -
  Repurchased                                       -                      -                   -                       -
   Net (decrease)
   increase in Class B                                5                  5,322                -                       -
Total net (decrease)
increase in fund                               (322,596)          (322,595,900)         1,259,130           1,259,129,592


  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $166,000 includes none that was paid by these credits rather than in cash.



THE CASH MANAGEMENT TRUST OF AMERICA
PER-SHARE DATA AND RATIOS

                                                                                 Net
                                                                               asset                                    Total
                                                                              value,           Net                       from
                                                           Period          beginning    investment                 investment
                                                        ended (1)          of period        income                 operations
Class A :
                                                             2000               $1.00        0.026          (4)         0.026
                                                             1999                1.00        0.045                      0.045
                                                             1998                1.00        0.050                      0.050
                                                             1997                1.00        0.049                      0.049
                                                             1996                1.00        0.050                      0.050
                                                             1995                1.00        0.052                      0.052

Class B (2):
                                                             2000                1.00        0.002          (4)         0.002



                                                                                               Net
                                                        Dividends                            asset
                                                        (from net                           value,
                                                       investment              Total        end of       Total
                                                          income)      distributions        period       return
Class A :
                                                           (0.026)            (0.026)         $1.00        2.62%          (2)
                                                           (0.045)            (0.045)          1.00         4.59
                                                           (0.050)            (0.050)          1.00         5.15
                                                           (0.049)            (0.049)          1.00         5.03
                                                           (0.050)            (0.050)          1.00         5.06
                                                           (0.052)            (0.052)          1.00         5.34

Class B (2):
                                                           (0.002)            (0.002)          1.00         0.17          (2)


                                                              Net           Ratio of                   Ratio of
                                                          assets,           expenses                        net
                                                           end of                 to                  income to
                                                           period            average                    average
                                                              (in                net                        net
                                                        millions)             assets                     assets
Class A :
                                                           $5,540                .30%          (2)         2.61%          (2)
                                                            5,863                 .58                       4.52
                                                            4,604                 .58                       5.02
                                                            3,527                 .57                       4.93
                                                            3,304                 .60                       4.95
                                                            2,996                 .60                       5.21

Class B (2):
                                                                0                 .06          (2)          0.26          (2)



(1) The periods ended 1995
through 1999 represent fiscal years
ended September 30; the period ended
2000 represents the six months
ended March 31 (unaudited).
(2) Based on operations for the
period shown and, accordingly, not
representative of a full year.
(3) Class B shares offered for
sale commencing March 15, 2000.
(4) Based on average shares
outstanding



The U.S. Treasury Money Fund of America
Investment Portfolio                                                                                Unaudited
March 31, 2000
                                                                                      Principal        Market
                                                                         Yield at        Amount         Value
                                                                      Acquisition         (000)         (000)
                                                                       ----------    ----------    ----------
U.S. Treasury Securities - 100.29%

U.S. Treasury bills 4/13/00                                                 5.41%       $ 3,246       $ 3,240
U.S. Treasury bills 4/20/00                                         5.43% - 5.52%       103,441       103,145
U.S. Treasury bills 4/27/00                                         5.57% - 5.95%        73,901        73,600
U.S. Treasury bills 5/4/00                                          5.61% - 5.81%        81,003        80,579
U.S. Treasury bills 5/11/00                                         5.65% - 5.71%        51,624        51,307
U.S. Treasury bills 5/18/00                                         5.74% - 5.77%        39,902        39,619
U.S. Treasury bills 5/25/00                                         5.78% - 5.82%        36,553        36,252
U.S. Treasury bills 6/1/00                                          5.80% - 5.84%        27,464        27,208
U.S. Treasury bills 6/8/00                                                  5.85%         5,818         5,757


                                                                                                   ----------
Total Investment Securities
 (cost: $420,639,000)                                                                                 420,707


Excess of payables over cash and receivables                                                           (1,228)
                                                                                                   ----------

Net Assets                                                                                           $419,479
                                                                                                   ==========

See Notes to Financial Statements


The U.S. Treasury Money Fund of America
Financial Statements                                                                         Unaudited
-------------------------------------                                      ----------       ----------
Statement of Assets and Liabilities
at March 31, 2000                                                         (dollars in       thousands)
-------------------------------------                                      ----------       ----------
Assets:
Investment securities at market
 (cost: $420,639)                                                                             $420,707
Cash                                                                                               114
Receivables for --
 Sales of fund's shares                                                                          3,282
                                                                                          ------------
                                                                                               424,103
Liabilities:
Payables for --
 Repurchases of fund's shares                                                  $4,314
 Dividends payable                                                                102
 Management services                                                              111
 Accrued expenses                                                                  97            4,624
                                                                           ----------       ----------
Net Assets at March 31, 2000 --
 Equivalent to $1.00 per share on
  419,411,034 shares of beneficial
  interest issued and outstanding;
  unlimited shares authorized                                                                 $419,479
                                                                                            ==========

Statement of Operations                                                                      Unaudited
for the six months ended March 31, 2000                                   (dollars in       thousands)
                                                                           ----------       ----------
Investment Income:
Income:
 Interest                                                                                     $ 12,180

Expenses:
 Management services fee                                                         $710
 Distribution expenses                                                            222
 Transfer agent fee                                                               302
 Reports to shareholders                                                            9
 Registration statement and prospectus                                            119
 Postage, stationery and supplies                                                 101
 Trustees' fees                                                                     9
 Auditing and legal fees                                                           33
 Custodian fee                                                                     13
 Taxes other than federal income tax                                                9            1,527
                                                                         ------------

 Reimbursement of expenses                                                           0
                                                                           ----------       ----------
 Net investment income                                                                          10,653
                                                                                            ----------
Change in Unrealized Appreciation
 on Investments:
Net unrealized appreciation
 on investments:
 Beginning of period                                                               79
 End of period                                                                     68
                                                                           ----------
  Net change in unrealized
   appreciation on investments                                                                     (11)
                                                                                            ----------
Net Increase in Net Assets Resulting
 from Operations                                                                               $10,642
                                                                                            ==========
Statement of Changes in Net
                                                                                           (dollars in
 Assets                                                                                     thousands)
---------------------------------                                          ----------       ----------
                                                                           Six months
                                                                                ended       Year ended
                                                                          3/31/2000 *         9/30/1999
Operations:                                                                ----------       ----------
Net investment income                                                          10,653           16,664
Net realized gain on investments                                                    0                0
Net change in unrealized
 appreciation on investments                                                      (11)            (140)
                                                                           ----------       ----------
 Net increase in net assets
  resulting from operations                                                    10,642           16,524
                                                                           ----------       ----------
Dividends Paid to Shareholders                                                (10,653)         (16,664)
                                                                           ----------       ----------
Capital Share Transactions:
Proceeds from shares sold:
 499,810,544 and 774,656,722
 shares, respectively                                                         499,811          774,656
Proceeds from shares issued in
 reinvestment of net investment
 income dividends:
 9,956,549 and 15,676,872
 shares, respectively                                                           9,956           15,677
Cost of shares repurchased:
 556,972,133 and 679,107,911
 shares, respectively                                                        (556,972)        (679,108)
                                                                           ----------       ----------
 Net (decrease) increase in net assets resulting
  from capital share transactions                                             (47,205)         111,225
                                                                           ----------       ----------
Total (Decrease) Increase in Net Assets                                       (47,216)         111,085

Net Assets:
Beginning of period                                                           466,695          355,610
                                                                           ----------       ----------
End of period                                                                $419,479         $466,695
                                                                           ==========       ==========
*Unaudited

See Notes to Financial Statements


 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

 SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

 SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME <UNDEF> Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

 DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

  As of March 31, 2000, net unrealized appreciation on investments for book and federal income tax purposes aggregated $68,000, of which all related to appreciated securities. The cost of portfolio securities for book and federal income tax purposes was $420,639,000 at March 31, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

 INVESTMENT ADVISORY FEE - The fee of $710,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC) with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $800 million of average net assets and 0.285% of such assets in excess of $800 million.

 DISTRIBUTION EXPENSES -   Pursuant to a Plan of Distribution with American
Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 2000, distribution expenses under the Plan were $222,000. As of March 31, 2000, accrued and unpaid distribution expenses were $34,000.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $302,000.

 DEFERRED TRUSTEES' FEES -   Trustees who are unaffiliated with CRMC may elect
to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $12,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

 4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The fund made purchases and sales of investment securities, including maturities, of $1,084,433,000 and $1,142,534,000, respectively, during the six months ended March 31, 2000.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $13,000 includes none that was paid by these credits rather than in cash.


The U. S. Treasury Fund of America
PER-SHARE DATA AND RATIOS

                                                                               Net
                                                                             asset                                    Total
                                                                            value,           Net                       from
                                                         Period          beginning    investment                 investment
                                                      ended (1)          of period        income                 operations
Class A : (2)
                                                           2000               $1.00         .023          (4)          .023
                                                           1999                1.00         .039                       .039
                                                           1998                1.00         .045                       .045
                                                           1997                1.00         .046                       .046
                                                           1996                1.00         .046                       .046
                                                           1995                1.00         .048                       .048



                                                                                             Net
                                                      Dividends                            asset
                                                      (from net                            value
                                                     investment              Total        end of        Total
                                                        income)      distributions        period       return
Class A : (2)
                                                          (.023)             (.023)         $1.00        2.28%          (3)
                                                          (.039)             (.039)          1.00         4.00
                                                          (.045)             (.045)          1.00         4.63
                                                          (.046)             (.046)          1.00         4.71
                                                          (.046)             (.046)          1.00         4.66
                                                          (.048)             (.048)          1.00         4.89


                                                            Net              Ratio                   Ratio of
                                                        assets,                 of                  income to
                                                         end of           expenses                    average
                                                     period (in         to average                        net
                                                      millions)         net assets                     assets
Class A : (2)
                                                           $419                .32%          (3)         2.27%          (3)
                                                            467                 .59                       3.95
                                                            356                 .59                       4.49
                                                            279                 .53                       4.61
                                                            256                 .65                       4.53
                                                            231                 .67                       4.79

(1) The periods ended 1995 through
1999 represent fiscal years ended
September 30; the period ended 2000
represents the six months ended
March 31 (unaudited).
(2) The fund offers Class A shares
only.
(3) Based on operations for the
period shown and, accordingly,
not representative of a full year.
(4) Based on average shares
outstanding.


The Tax-Exempt Money fund of America

Investment Portfolio                                                                                                Unaudited
March 31,2000
                                                                                                       Principal       Market
                                                                                           Yield at       Amount        Value
Municipal Securities                                                                    Acquisition         (000)        (000)



Alaska  -  3.99%
 City of Valdez,
 Marine Terminal Revenue Refunding Bonds
  (ARCO Transportation Alaska, Inc.
  Project),TECP:
   1994 Series A:
    3.80% 04/14/00                                                                              3.80        2,000        2,000
    3.85% 05/08/00                                                                              3.85        1,700        1,700
   1994 Series C:
    3.75% 04/05/00                                                                              3.75        1,100        1,100
    3.70% 4/11/00                                                                               3.70        2,000        2,000
 City of Valdez, Variable Rate Marine
 Terminal Revenue Refunding Bonds:
  (Exxon Pipeline Company Project),
  1993 Series A, 3.95% 4/3/00*                                                                  3.95        3,300        3,300
  (Mobil Alaska Pipeline Co. Project),
  1993 Series A, 3.75% 4/5/00*                                                                  3.75        1,700        1,700

Arizona  -  4.16%
 Salt River Project Agricultural
 Improvement and Power District,
  Promissory Notes, TECP:
   Series A:
    3.85% 05/02/00                                                                              3.85        1,500        1,500
    3.85% 05/05/00                                                                              3.85        2,500        2,500
   Series B:
    3.85% 05/02/00                                                                              3.85        2,000        2,000
    3.90% 05/15/00                                                                              3.90        4,300        4,300
    3.90% 05/19/00                                                                              3.90        1,000        1,000
 County of Apache, Industustrial
 Development Revenue Bonds,
  (Tuscon Electric Power Co.
  Springerville Project), 1983 Series B,
  3.90% 4/5/00*                                                                                 3.90        1,000        1,000

California  -  0.80%
 Revenue Anticipation Notes, 1999-2000,
  4.00% 6/30/00                                                                                 3.70        2,350        2,352

Connecticut  -  1.96%
 Health and Educational Facilities
 Authority, Revenue Bonds,
  Yale University Issue, Series T, 3.60% 4/6/00*                                                3.60        5,800        5,800

District of Columbia - 2.54%
 District of Columbia, Variable Rate
 Revenue Bonds, (National Academy of
 Sciences Project),
  Series 1999 B, TECP:
   3.95% 5/24/00                                                                                3.95        5,000        5,000
   3.95% 5/25/00                                                                                3.95        2,500        2,500

Florida  -  2.14%
 Florida Local Government Finance Commission
  Pooled Commercial Paper Notes, Series 1991 A, TECP:
   3.85% 5/2/00                                                                                 3.85        1,500        1,500
   4.00% 6/2/00                                                                                 4.00        3,320        3,320
 City of Gainsville, Utilities System,
 Commercial Paper Notes,
  Series C, TECP, 3.85% 5/3/00                                                                  3.85        1,500        1,500

Illinois - 1.42%
 Illinois Health Facilities Authority,
 Adjustable Rate Revenue Bonds, Series 1995
  (Swedish Covenant Hospital Project),
  AMBAC Insured, 3.85% 4/5/00*                                                                  3.85        1,200        1,200
 Illinois Development Finance Authority,
 Variable Rate Demand Revenue Bonds, Series 1999
  (Metropolitan Family Services Project),
  4.00% 4/5/00*                                                                                 4.00        3,000        3,000

Indiana  -  1.18%
 City of Sullivan, Pollution Control Revenue
 Bonds (Hoosier Energy  Rural Electric
 Cooperative, Inc. Project), TECP:
   Series 1985L-4, 3.85% 5/3/00                                                                 3.85        1,500        1,500
   Series 1985L-5, 3.85% 5/5/00                                                                 3.85        2,000        2,000

Iowa  -  1.01%
 School Cash Anticipation Program,
 Iowa School Corporations,
  Warrant Certificates, 1998-99 Series A,
  FSA Insured, 4.00% 6/23/00                                                                    3.44        3,000        2,998

Kentucky  -  2.38%
 Asset/Liability Commission,
 General Fund Tax and Revenue
  Anticipation Notes, 1999 Series A
   4.25% 6/28/00                                                                                3.54        2,400        2,400
   4.50% 6/28/00                                                                                3.80        1,600        1,601
 Pendleton County, Multi-County Lease Revenue Bonds
  (Kentucky Association of Counties
  Leasing Trust Program),
  Series 1989, Money Market Municipal,
  TECP, 3.55% 4/11/00                                                                           3.55        3,035        3,035

Louisiana  -  1.07%
 South Louisiana Port Commission,
 Port Facility Revenue Bonds
  (Holnam Inc. Project),
  Series 1997, AMT, 3.90% 4/5/00*                                                               3.90        1,100        1,100
 Parish of East Baton Rouge,
 Pollution Control Revenue Refunding Bonds,
  (Exxon Project), Series 1993, 3.95% 4/3/00*                                                   3.95        2,050        2,050

Maryland  -  8.09%
 Health and Higher Education
 Facilities Authority,
 Pooled Loan Program Revenue Notes
 (The Johns Hopkins Hospital),
  Series C, TECP:
   3.90% 5/5/00                                                                                 3.90        1,500        1,500
   3.90% 5/8/00                                                                                 3.90        2,000        2,000
   3.85% 5/11/00                                                                                3.85        2,200        2,200

 Anne Arundel County,
Economic Development Revenue Bonds
  (Baltimore Gas and Electric Co. Project),
   TECP: Series 1985:
    3.85% 4/4/00                                                                                3.85        1,000        1,000
    3.75% 4/12/00                                                                               3.75        3,000        3,000
   Series 1988, AMT:
    3.45% 4/4/00                                                                                3.45        1,000        1,000
    3.90% 5/3/00                                                                                3.90        1,600        1,600
    3.90% 5/10/00                                                                               3.90        3,500        3,500
    4.05% 6/6/00                                                                                4.05        1,500        1,500
 Baltimore County,
 Economic Development Revenue Bonds
  (Baltimore Gas and Electric Co. Project),
   Series 1985, TECP, 3.60% 4/6/00                                                              3.60        1,100        1,100
 Montgomery County,
 Consolidated Commercial Paper Bond
  Anticipation Notes, Series 1995, TECP:
   3.45% 4/4/00                                                                                 3.45        1,500        1,500
   3.65% 4/10/00                                                                                3.65        3,000        3,000
 Washington Suburban Sanitary District
 (Montgomery and Prince George's
  Counties), Sewage Disposal Bonds,
  Series 1993, 5.00% 6/1/00                                                                     2.01        1,000        1,002

Massachusetts  -  1.93%
 Water Resources Authority,
 Series 1994, TECP, 3.90% 5/17/00                                                               3.90        2,700        2,700
 Development Finance Agency, First Mortgage
  Revenue Variable Rate Bonds
 (Lassell Village Project),
  Series 1998C,  3.75% 4/5/00*                                                                  3.75        3,000        3,000

Minnesota  -  1.39%
 City of Rochester,
 Health Care Facilities Revenue Bonds
  (Mayo Foundation/Mayo Medical Center),
  Adjustable Tender, TECP:
   Series 1992A, 3.60% 4/5/00                                                                   3.60        2,100        2,100
   Series 1992C, 3.80% 5/1/00                                                                   3.80        2,000        2,000

Mississippi - 1.76%
 Harrison County, Pollution
 Control Revenue Refunding Bonds,
 (E. I. du Pont de Nemours and
 Company Project), Series 1990, 4.00% 4/3/00*                                                   4.00        4,100        4,100
 Jackson County, Port Facility Refunding
 Revenue Bonds, (Chevron U.S.A. Project),
  Series 1993, 3.85% 5/1/00                                                                     3.85        1,100        1,100

Missouri  -  2.37%
 Higher Education Loan Authority,
 Adjustable Rate Demand
  Student Loan Revenue Bonds, AMT, 3.95% 4/5/00*                                                3.95        3,600        3,600
 City of Columbia, Special Obligation
 Insurance Reserve Bonds,
  Series 1988A, 3.90% 4/5/00*                                                                   3.90        3,400        3,400

New Mexico - 1.69%
 Tax and Revenue Anticipation Notes,
 Series 1999A, 4.50% 6/30/00                                                                    3.89        5,000        5,004

New York  -  1.81%
 Long Island Power Authority,
 Electric System Subordinated
  Revenue Bonds, Series 6, 4.00% 4/3/00*                                                        4.00        1,750        1,750
 State Housing Finance Agency,
 Revenue Bonds (Saxony Housing),
  1997 Series A, AMT 3.80% 4/5/00*                                                              3.80        3,600        3,600

North Carolina  -  2.88%
 North Carolina Medical Care Commission:
  Hospital Revenue Bonds
 (Duke University Hospital Project),
  Series 1985D, 3.85% 4/6/00*                                                                   3.85        1,800        1,800
  Variable Rate Demand Hospital Revenue Bonds,
 (Lexington Memorial Hospital Project),
   Series 1997, 4.05% 4/3/00*                                                                   4.05        1,400        1,400
 Educational Facilities Finance Agency, Revenue Bonds
  (Duke University Project), Series 1992A, 3.85% 4/6/00*                                        3.85        2,800        2,800
 Board of Governors of the University of North Carolina
  at Chapel Hill, Athletic Facilities Revenue Bonds,
   Series 1998, 4.00% 4/6/00*                                                                   4.00        2,500        2,500

Ohio  -  2.98%
 City of Cleveland, Subordinated Income Tax
 Variable Rate Refunding Bonds,
  Series 1994, 3.90% 4/5/00*                                                                    3.90        4,500        4,500
 County of Hamilton, Hospital Revenue Bonds
 (Bethesda Hospital, Inc.),
  Series 1995, 3.75% 4/6/00*                                                                    3.75        2,000        2,000
 Ohio State University, Revenue Bonds,
 Series 1999B, 3.75% 4/5/00*                                                                    3.75        2,300        2,300

Pennsylvania  -  6.11%
 Higher Education Assistance Agency,
 Student Loan Adjustable
  Rate Revenue Bonds,
  1997 Series A, AMT, 4.00% 4/5/00*                                                             4.00        2,000        2,000
 Carbon County Industrial Development Authority,
 Resource Recovery
  Revenue Bonds (Panther Creek Partners
  Project), TECP,AMT:
   Series 1990B, 3.85% 4/13/00                                                                  3.85        1,250        1,250
   Series 1991A, 3.85% 4/13/00                                                                  3.85        2,400        2,400
 Delaware County Industrial Development Authority:
  Pollution Control Revenue Refunding Bonds
  (Philadelphia Electric Co.
   Project), 1998 Series A, FGIC Insured, TECP:
   3.45% 4/6/00                                                                                 3.45        4,600        4,600
  Solid Waste Revenue Bonds (Scott Paper Co. Project),
   Series 1984D, 3.90% 4/6/00*                                                                  3.90        1,000        1,000
 Venango Industrial Development Authority,
 Resource Recovery
  Revenue Bonds (Scrubgrass Project),
  Series 1990A, TECP, AMT:
   3.70% 4/7/00                                                                                 3.70        1,500        1,500
   3.70% 4/10/00                                                                                3.70        2,500        2,500
   3.95% 5/9/00                                                                                 3.95        2,800        2,800

South Carolina  -  3.69%
 Public Service Authority
 (Santee Cooper Hydroelectric Project),
  Series 1998, TECP:
   3.85 5/1/00                                                                                  3.85        5,000        5,000
   3.90 5/4/00                                                                                  3.90        2,000        2,000
   3.85 5/16/00                                                                                 3.85        3,900        3,900

Tennessee  -  1.32%
 Public Building Authority of the County
 of Montgomery, Adjustable Rate
  Pooled Financing Revenue Bonds,
  Series 1997, 4.00% 4/6/00*                                                                    4.00        3,900        3,900

Texas  -  22.79%
 Tax and Revenue Anticipation Notes,
 Series 1999A, 4.50% 8/31/00                                                                    3.91        9,200        9,214
 Board of Regents of the Texas A&M University System,
  Permanent University Fund Subordinate Lien Notes,
  Series 1992B, AMT, TECP:
   3.45% 4/5/00                                                                                 3.45        3,300        3,300
   3.75% 4/12/00                                                                                3.75        2,800        2,800
 Brazos Higher Education Authority Inc.,
 Student Loan Revenue
  Bonds, Series 1993B-1, AMT, 3.90% 4/5/00*                                                     3.90        1,000        1,000
 Brazos River Authority,
 Collateralized Pollution Control Revenue
  Refunding Bonds (Texas Utilities Electric Co. Project):
   Series D, MBIA Insured, AMT, 3.95% 4/5/00*                                                   3.95        3,000        3,000
   Series 1994, TECP, AMT:
    3.65% 4/3/00                                                                                3.65        2,300        2,300
    3.65% 4/4/00                                                                                3.65        2,000        2,000
    3.50% 4/10/00                                                                               3.50        1,500        1,500
 City of Brownsville Utility System, Series A, TECP:
  3.45% 4/7/00                                                                                  3.45        1,500        1,500
  3.75% 4/7/00                                                                                  3.75        2,000        2,000
  3.50% 4/12/00                                                                                 3.50        3,000        3,000
  3.90% 5/11/00                                                                                 3.90        2,500        2,500
  4.00% 6/2/00                                                                                  4.00        1,900        1,900
 Harris County General Obligation Notes, TECP:
  Series A, 3.65% 4/6/00                                                                        3.65        1,700        1,700
  Series B, 3.85% 5/8/00                                                                        3.85        2,240        2,240
  Series C, 3.90% 5/15/00                                                                       3.90        3,000        3,000
  Series D, 3.90% 5/12/00                                                                       3.90        2,100        2,100
 Harris County Industrial Development Corporation,
 Adjustable Tender Pollution Control
  Revenue Bonds (Exxon Project),
  Series 1987 AMT, 4.05% 4/3/00*                                                                4.05        3,100        3,100
 City of Houston, General Obligation
 Commercial Paper Notes, TECP:
  Series A, 3.85% 4/4/00                                                                        3.85        3,000        3,000
  Series B:
   3.90% 5/11/00                                                                                3.90        1,000        1,000
   4.00% 6/5/00                                                                                 4.00        4,500        4,500
  Series C, 3.90% 5/4/00                                                                        3.90        1,500        1,500
 City of Midlothian Industrial
 Development Corp., Variable
  Rate Demand Pollution Control Revenue Bonds
  (Box-Crow Cement Co. Project), 3.85% 4/5/00*                                                  3.85        4,300        4,300
 South Texas Higher Education Authority, Inc.,
 Student Loan
  Revenue Bonds, Series 1997, MBIA Insured,
  AMT, 3.90% 4/5/00*                                                                            3.90        4,900        4,900

Utah - 2.03%
 Intermountain Power Agency Variable Rate
  Power Supply Revenue Bonds, 1985 Series F, TECP:
   3.85% 5/4/00                                                                                 3.85        1,600        1,600
   3.90% 5/17/00                                                                                3.90        4,400        4,400

Virginia  -  5.35%
 Alexandria Redevelopment and Housing
 Authority, Residential Care Facility,
  First Mortgage Revenue Bonds (Goodwin House),
  Multi-Mode Series 1996B, 4.05% 4/3/00*                                                        4.05        1,510        1,510
 Peninsula Ports Authority,
 Coal Terminal Revenue Refunding Bonds
  (Dominion Terminal Associates Project),
  Series 1987-B, TECP,
  3.85% 5/3/00                                                                                  3.85        2,100        2,100
 City of Hampton, Industrial Development
 Authority, Hospital
  Facilities Revenue Bonds
 (Sentara Health System Obligated Group),
  Series 1997B, TECP, 3.85% 5/12/00                                                             3.85        2,000        2,000
 City of Norfolk, Industrial Development
 Authority, Hospital
  Revenue Bonds (Sentara Hospitals - Norfolk Project)
  Series 1990A, TECP:
   3.85% 5/4/00                                                                                 3.85        2,500        2,500
   3.85% 5/8/00                                                                                 3.85        2,000        2,000
   3.85% 5/9/00                                                                                 3.85        4,500        4,500
 City of Waynesboro, Industial Development Authority,
 Variable Rate Residential Care Facilities
  Revenue Bonds, (Sunnyside Presbyterian Home),
  Series 1997, 4.05% 4/3/00*                                                                    4.05        1,200        1,200


Washington  -  3.87%
 Port of Seattle:
  Variable Rate General Obligation Bonds,
   Series 1985, 3.85% 4/5/00*                                                                   3.85        2,500        2,500
  Subordinate Lien Revenue Notes, Series A, TECP:
   3.45% 4/3/00                                                                                 3.45        2,610        2,610
   3.80% 4/3/00                                                                                 3.80        1,975        1,975
   3.45% 4/5/00                                                                                 3.45        2,100        2,100
 Public Power Supply System, Project No. 1 Refunding
  Electric Revenue Bonds, Series 1993-1A, 3.90% 4/5/00*                                         3.90        2,240        2,240

West Virginia  -  0.91%
 Public Energy Authority, Energy Revenue Bonds
  (Morgantown Energy Associates Project),
  1989 Series A, TECP, AMT, 3.95% 5/2/00                                                        3.95        1,200        1,200
 The County Commission of Marion County, Solid Waste
  Disposal Facility Revenue Bonds, 1990 Series A
 (Grant Town Cogeneration Project),
  AMT, 3.95% 4/5/00*                                                                            3.95        1,500        1,500

Wisconsin  -  5.59%
 General Obligation Bonds, Series 1997A, TECP:
  3.90% 5/10/00                                                                                 3.90        4,500        4,500
  3.90% 5/12/00                                                                                 3.90        3,006        3,006
 Health and Educational Facilities Authority, Variable Rate
  Demand Revenue Bonds (Felican Services, Inc. Obligated
  Group), Series 1997A, AMBAC Insured, 3.85% 4/5/00*                                            3.85        4,700        4,700
 Transportation Revenue Commercial Paper Notes of 1997,
  Series A, TECP, 3.45% 4/7/00                                                                  3.45        4,327        4,327

Wyoming  -  1.18%
 Tax and Revenue Anticipation Notes,
 Series 1999, TECP, 4.00% 6/27/00                                                               3.30        1,600        1,599
 Uinta County, Pollution Control Revenue Refunding Bonds,
  (Amoco Project), Series 1998, 3.95% 4/3/00*                                                   3.95        1,900        1,900
                                                                                                                    ---------
Total Tax-Exempt Securities (cost: $296,715,000)                                                                      296,683
Excess of payables over cash and receivables                                                                            -1,164
                                                                                                                    ---------

NET ASSETS                                                                                                             295,519
                                                                                                                    =========

* Coupon rate may change periodically; "yield at acquisition" reflects current coupon rate.


The Tax-Exempt Money Fund of America
Financial Statements                                                                      Unaudited

--------------------------------------                              ------------       ------------
Statement of Assets and Liabilities                                  (dollars in
at March 31, 2000                                                     thousands)
-------------------------------------                               ------------       ------------
Assets:
Investment securities at market
 (cost: $296,715)                                                                          $296,683
Cash                                                                                            335
Receivables for--
 Sales of fund's shares                                                   $1,339
 Accrued interest                                                          1,512              2,851
                                                                    ------------       ------------
                                                                                            299,869
Liabilities:
Payables for--
 Repurchases of fund's shares                                              4,070
 Dividends payable                                                            41
 Management services                                                          89
 Accrued expenses                                                            150              4,350
                                                                    ------------       ------------
Net Assets at March 31, 2000 --
 Equivalent to $1.00 per share on
 295,636,769 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                               $295,519
                                                                                      =============
Statement of Operations                                                                   Unaudited
                                                                     (dollars in
for the six months ended March 31, 2000                               thousands)
                                                                    ------------       ------------
Investment Income:
Income:
 Interest                                                                                    $4,913

Expenses:
 Management services fee                                                    $526
 Distribution expenses                                                        66
 Transfer agent fee                                                           91
 Reports to shareholders                                                      12
 Registration statement and prospectus                                       126
 Postage, stationery and supplies                                             60
 Trustees' fees                                                                7
 Auditing and legal fees                                                      56
 Custodian fee                                                                31
 Taxes other than federal income tax                                           9                984
                                                                    ------------       ------------
 Net investment income                                                                        3,929
                                                                                       ------------
Change in Unrealized Depreciation
 on Investments:
Net unrealized depreciation
 on investments:
 Beginning of period                                                         (13)
 End of period                                                               (32)
                                                                    ------------
  Net change in unrealized
   depreciation on investments                                                                  (19)
                                                                                       ------------
Net Increase in Net Assets Resulting
 from Operations                                                                             $3,910
                                                                                       ============
Statement of Changes in Net
                                                                     (dollars in
 Assets                                                               thousands)
----------------------------------------                           -------------      -------------
                                                                      Six months               Year
                                                                           ended              ended
                                                                        3/31/00*            9/30/99
Operations:                                                        -------------      -------------
Net investment income                                                   $  3,929           $  5,659
Net change in unrealized
 depreciation on investments                                                 (19)               (59)
                                                                   -------------      -------------
 Net increase in net assets
  resulting from operations                                                3,910              5,600
                                                                   -------------      -------------
Dividends Paid to Shareholders                                            (3,952)            (5,698)
                                                                   -------------      -------------
Capital Share Transactions:
Proceeds from shares sold:
 302,103,536 and 475,331,901
 shares, respectively                                                    302,104            475,332
Proceeds from shares issued in
 reinvestment of net investment
 income dividends:
 3,672,375 and 5,248,578 shares,
 respectively                                                              3,672              5,249
Cost of shares repurchased:
 265,654,559 and 423,236,513
 shares, respectively                                                   (265,655)          (423,237)
                                                                    ------------       ------------
 Net increase in net assets
  resulting from capital share
  transactions                                                            40,121             57,344
                                                                    ------------       ------------
Total Increase in Net Assets                                              40,079             57,246

Net Assets:
Beginning of period                                                      255,440            198,194
                                                                    ------------       ------------

End of period                                                           $295,519           $255,440
                                                                    ============       ============

* Unaudited

See Notes to Financial Statements


 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 ORGANIZATION - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

 SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

 SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME <UNDEF> Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

 DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

  As of March 31, 2000, net unrealized depreciation on investments for book and federal income tax purposes aggregated $32,000, of which all related to depreciated securities. The cost of portfolio securities for book and federal income tax purposes was $296,715,000 at March 31, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

 INVESTMENT ADVISORY FEE - The fee of $526,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.39% of the first $200 million of average net assets; 0.37% of such assets in excess of $200 million but not exceeding $600 million; 0.33% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.29% of such assets in excess of $1.2 billion.

 DISTRIBUTION EXPENSES -   Pursuant to a Plan of Distribution with American
Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 2000, distribution expenses under the Plan were $66,000. As of March 31, 2000, accrued and unpaid distribution expenses were $11,000.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $91,000.

 DEFERRED TRUSTEES' FEES -   Trustees who are unaffiliated with CRMC may elect
to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $12,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

 4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The fund made purchases and sales of investment securities, including maturities of $698,320,000 and $658,113,000, respectively, during the six months ended March 31, 2000.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $31,000 includes none that was paid by these credits rather than in cash.



The Tax-Exempt Money fund of America
PER-SHARE DATA AND RATIOS

                                                                                Net asset
                                                                                   value,             Net    Total from
                                                                Period          beginning      investment    investment
                                                             ended (1)          of period          income    operations
Class A : (2)
                                                                  2000               $1.00      0.014 (5)          .014
                                                                  1999                1.00           .025          .025
                                                                  1998                1.00           .029          .029
                                                                  1997                1.00           .029          .029
                                                                  1996                1.00           .029          .029
                                                                  1995                1.00           .031          .031


                                                             Dividends
                                                             (from net                          Net asset
                                                            investment              Total       value end         Total
                                                               income)      distributions       of period        return
Class A : (2)
                                                                 (.014)             (.014)           $1.00    1.46% (3)
                                                                 (.025)             (.025)            1.00          2.51
                                                                 (.029)             (.029)            1.00          2.97
                                                                 (.029)             (.029)            1.00          2.94
                                                                 (.029)             (.029)            1.00          2.91
                                                                 (.031)             (.031)            1.00          3.14


                                                                                 Ratio of        Ratio of
                                                                              expenses to     expenses to
                                                                              average net     average net      Ratio of
                                                           Net assets,           assets -        assets -    net income
                                                         end of period         before fee       after fee    to average
                                                         (in millions)             waiver          waiver    net assets
Class A : (2)
                                                                  $296          0.36% (3)          0 (4)      1.43% (3)
                                                                   255                 .68            .65%          2.33
                                                                   198                 .71             .65          2.94
                                                                   160                 .74             .65          2.94
                                                                   144                 .77             .65          2.88
                                                                   150                 .75             .65          3.09


(1) The periods ended 1995 through
1999 represent fiscal years ended
September  30; the period ended
2000 represents the six months
ended March 31 (unaudited).
(2) The fund offers Class A
shares only.
(3) Based on operations for the
period shown and, accordingly,
not representative of a full year.
(4) The Investment Advisory and
Service Agreement adopted on
October 1, 1999 does not provide
for a management fee waiver.
(5) Based on average shares
outstanding.


[The American Funds Group(r)]

Offices of the funds and
of the investment adviser,
Capital Research and
Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180, or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA CD/GRS/4600
Lit. No. MMF-013-0500